SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Net loss attributable to the owners of the Company	$ (44,348)		$ (23,638)		$ (169,177)		$ (31,092)		$ (20,914)
Basic loss per share	$ (152,000)		$ (4,065,000)	[1]	$ (37)	[2],[3]	$ (138,537)	[2],[3]	$ (9,272,541)	[2],[3]
Diluted loss per share	$ (152,000)		$ (4,065,000)	[1]	$ (37)	[2],[3]	$ (138,537)	[2],[3]	$ (9,272,541)	[2],[3]
Weighted average number of ordinary shares used in calculating basic loss per share	292,695	[4]	6	[4]	4,526		0.22			[5]
Weighted average number of ordinary shares used in calculating diluted loss per share	292,695	[4]	6	[4]	4,526		0.22			[5]

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1-for-4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3, 26.6 and 26.7.
[3]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8,1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3, 26.5 and 26.6.
[4]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D- to 1.K
[5]	Nil after revers stock split